MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.1%
	AEROSPACE & DEFENSE — 5.4%
19,000,000	Boeing Company (The) - Bank of America Finance LLC Synthetic(e)	5.0000	05/27/27	$ 19,001,900
14,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	17,812,900
				36,814,800
	AUTOMOTIVE — 2.4%
17,000,000	Ford Motor Company(a)	1.7700	03/15/26	16,523,800

	BEVERAGES — 0.0%(b)
100,000	MGP Ingredients, Inc.	1.8750	11/15/41	105,786
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	93,700
				199,486
	BIOTECH & PHARMA — 18.1%
12,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	14,919,600
10,000,000	Amphastar Pharmaceuticals, Inc.(c)	2.0000	03/15/29	9,871,191
20,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	19,416,926
5,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	4,889,500
17,500,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	17,202,549
18,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	17,642,001
10,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	9,507,000
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	89,130
10,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	11,024,000
7,000,000	Merck & Co., Inc. - UBS AG Synthetic(e)	1.7721	05/25/28	7,788,200
100,000	Pacira BioSciences, Inc.	0.7500	08/01/25	93,735
12,539,000	Pacira BioSciences, Inc.(c)	2.1250	05/15/29	10,402,597
100,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	121,324
				122,967,753
	ELECTRIC UTILITIES — 5.4%
10,000,000	Alliant Energy Corporation	3.8750	03/15/26	10,141,244
100,000	CenterPoint Energy, Inc.(c)	4.2500	08/15/26	99,483
1,000,000	CMS Energy Corporation	3.3750	05/01/28	1,020,532
13,000,000	NextEra Energy Partners, L.P.(a),(c)	7.0000	11/15/25	11,911,709

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.1% (Continued)
	ELECTRIC UTILITIES — 5.4% (Continued)
3,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	$ 3,092,300
100,000	PG&E Corporation(c)	4.2500	12/01/27	103,374
10,000,000	PPL Capital Funding, Inc.	2.8750	03/15/28	9,939,601
100,000	Southern Company	3.8750	12/15/25	105,963
				36,414,206
	ELECTRICAL EQUIPMENT — 1.4%
7,000,000	Advanced Energy Industries, Inc.(c)	2.5000	09/15/28	7,599,275
1,000,000	Bloom Energy Corporation	3.0000	06/01/28	1,026,288
100,000	Itron, Inc.(a)	(1.5800)	03/15/26	102,616
875,000	OSI Systems, Inc.(c)	2.2500	08/01/29	875,241
				9,603,420
	ENGINEERING & CONSTRUCTION — 3.3%
10,000,000	Fluor Corporation(c)	1.1250	08/15/29	12,270,799
100,000	Granite Construction, Inc.	3.7500	05/15/28	157,494
9,000,000	Granite Construction, Inc.(c)	3.2500	06/15/30	9,915,195
				22,343,488
	GAS & WATER UTILITIES — 0.2%
1,000,000	American Water Capital Corporation	3.6250	06/15/26	1,008,532

	HEALTH CARE FACILITIES & SERVICES — 2.3%
15,000,000	PetIQ, Inc.	4.0000	06/01/26	15,975,389

	HOME CONSTRUCTION — 2.6%
16,000,000	Meritage Homes Corporation(c)	1.7500	05/15/28	17,715,177

	HOUSEHOLD PRODUCTS — 0.6%
4,000,000	Spectrum Brands, Inc.(c)	3.3750	06/01/29	3,882,771

	INTERNET MEDIA & SERVICES — 12.2%
100,000	Airbnb, Inc.(a)	5.4600	03/15/26	91,742
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	113,760
19,000,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	21,267,650
20,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	24,450,000

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.1% (Continued)
	INTERNET MEDIA & SERVICES — 12.2% (Continued)
15,000,000	Spotify USA, Inc.(a)	1.6100	03/15/26	$ 14,615,671
15,000,000	Uber Technologies, Inc.(a)	(2.3800)	12/15/25	15,504,808
7,000,000	Zillow Group, Inc.	2.7500	05/15/25	7,193,100
				83,236,731
	LEISURE / ENTERTAINMENT — 2.3%
6,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	5,779,200
10,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	9,615,500
				15,394,700
	LEISURE FACILITIES & SERVICES — 1.1%
8,000,000	Cheesecake Factory, Inc.	0.3750	06/15/26	7,327,174

	LEISURE PRODUCTS — 5.2%
20,000,000	LCI Industries	1.1250	05/15/26	19,648,252
16,000,000	Winnebago Industries, Inc.(c)	3.2500	01/15/30	15,992,008
				35,640,260
	MACHINERY — 4.0%
15,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	15,982,500
12,000,000	John Bean Technologies Corporation	0.2500	05/15/26	11,085,317
				27,067,817
	MEDICAL EQUIPMENT & DEVICES — 0.0%(b)
100,000	Dexcom, Inc.	0.2500	11/15/25	94,068
100,000	Haemonetics Corporation(c)	2.5000	06/01/29	102,542
				196,610
	OIL & GAS — 2.3%
100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	121,130
7,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	7,637,700
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	7,523,600
				15,282,430
	RENEWABLE ENERGY — 0.0%(b)
100,000	Green Plains, Inc.	2.2500	03/15/27	91,603
100,000	SolarEdge Technologies, Inc.(a)	8.0500	09/15/25	91,652
				183,255

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.1% (Continued)
	RETAIL - DISCRETIONARY — 1.2%
100,000	Burlington Stores, Inc.	2.2500	04/15/25	$ 125,436
6,000,000	Patrick Industries, Inc.	1.7500	12/01/28	8,232,300
				8,357,736
	SEMICONDUCTORS — 6.2%
100,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	5.4650	12/01/25	248,490
18,000,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	17,380,800
13,000,000	ON Semiconductor Corporation	0.5000	03/01/29	13,412,305
11,500,000	Vishay Intertechnology, Inc.(c)	2.2500	09/15/30	11,473,317
				42,514,912
	SOFTWARE — 7.3%
17,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	17,317,519
20,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	20,024,000
13,000,000	Nice Ltd.(a)	4.8300	09/15/25	12,327,092
100,000	Shopify, Inc.	0.1250	11/01/25	93,879
				49,762,490
	SPECIALTY FINANCE — 0.0%(b)
100,000	SoFi Technologies, Inc.(c)	1.2500	03/15/29	102,128

	TECHNOLOGY HARDWARE — 6.8%
15,000,000	IMAX Corporation	0.5000	04/01/26	14,965,021
17,000,000	Super Micro Computer, Inc.(a),(c)	1.1600	03/01/29	16,125,368
16,000,000	Viavi Solutions, Inc.	1.6250	03/15/26	15,481,247
				46,571,636
	TECHNOLOGY SERVICES — 1.7%
100,000	Euronet Worldwide, Inc.	5.4000	03/15/49	97,182
12,000,000	Global Payments, Inc.(c)	1.5000	03/01/31	11,311,539
				11,408,721
	TRANSPORTATION & LOGISTICS — 4.2%
16,000,000	Air Transport Services Group, Inc.(c)	3.8750	08/15/29	14,228,994
1,000,000	Southwest Airlines Company	1.2500	05/01/25	989,212
12,126,000	World Kinect Corporation	3.2500	07/01/28	13,723,168
				28,941,374
	TRANSPORTATION EQUIPMENT — 1.9%
12,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	13,076,188

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.1% (Continued)
	TOTAL CONVERTIBLE BONDS (Cost $640,529,693)			668,512,984

Shares
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
10,577,143	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.20% (Cost $10,577,143)(d)			$ 10,577,143

	TOTAL INVESTMENTS - 99.7% (Cost $651,106,836)			$ 679,090,127
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			2,291,005
	NET ASSETS - 100.0%			$ 681,381,132

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2024.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $153,982,709 or 22.6% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2024.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of July 31, 2024
Sector	% of Net Assets
Technology	28.8%
Health Care	20.4%
Industrials	20.2%
Consumer Discretionary	14.8%
Communications	5.5%
Utilities	5.5%
Energy	2.3%
Consumer Staples	0.6%
Financials	0.0%	*
Short-Term Investments	1.6%
Other Assets in Excess of Liabilities	0.3%
100.0%

* Amount is less than 0.1%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.5%
	AEROSPACE & DEFENSE — 3.9%
5,100,000	Boeing Company (The) - Bank of America Finance LLC Synthetic(e)	5.0000	05/27/27	$ 5,100,510
2,300,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	2,926,405
				8,026,915
	AUTOMOTIVE — 1.9%
4,000,000	Ford Motor Company(a)	1.7700	03/15/26	3,887,953

	BEVERAGES — 0.9%
2,000,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	1,874,000

	BIOTECH & PHARMA — 15.1%
2,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	2,486,600
5,000,000	Amphastar Pharmaceuticals, Inc.(b)	2.0000	03/15/29	4,935,595
5,400,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	5,242,571
2,200,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	2,151,380
4,900,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	4,816,714
4,500,000	Jazz Investments I Ltd.	2.0000	06/15/26	4,410,500
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	2,673,900
2,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	2,204,800
2,764,000	Pacira BioSciences, Inc.(b)	2.1250	05/15/29	2,293,068
				31,215,128
	ELECTRIC UTILITIES — 10.7%
3,700,000	Alliant Energy Corporation	3.8750	03/15/26	3,752,260
3,000,000	CenterPoint Energy, Inc.(b)	4.2500	08/15/26	2,984,477
3,000,000	CMS Energy Corporation	3.3750	05/01/28	3,061,595
4,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	4,123,067
2,000,000	PG&E Corporation(b)	4.2500	12/01/27	2,067,473
4,000,000	PPL Capital Funding, Inc.	2.8750	03/15/28	3,975,840
2,000,000	Southern Company	3.8750	12/15/25	2,119,257
				22,083,969

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.5% (Continued)
	ELECTRICAL EQUIPMENT — 2.3%
4,300,000	Advanced Energy Industries, Inc.(b)	2.5000	09/15/28	$ 4,668,126

	ENGINEERING & CONSTRUCTION — 1.7%
1,216,000	Granite Construction, Inc.	3.7500	05/15/28	1,915,130
1,500,000	Granite Construction, Inc.(b)	3.2500	06/15/30	1,652,532
				3,567,662
	GAS & WATER UTILITIES — 1.8%
3,700,000	American Water Capital Corporation	3.6250	06/15/26	3,731,567

	HEALTH CARE FACILITIES & SERVICES — 1.7%
3,400,000	PetIQ, Inc.	4.0000	06/01/26	3,621,088

	HOME CONSTRUCTION — 2.1%
4,000,000	Meritage Homes Corporation(b)	1.7500	05/15/28	4,428,794

	HOUSEHOLD PRODUCTS — 1.5%
3,300,000	Spectrum Brands, Inc.(b)	3.3750	06/01/29	3,203,286

	INTERNET MEDIA & SERVICES — 8.7%
3,700,000	Alphabet, Inc. - UBS AG Synthetic(a)	5.8400	09/25/26	4,141,595
3,500,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	4,278,750
5,000,000	Spotify USA, Inc.(a)	1.6100	03/15/26	4,871,890
2,800,000	Uber Technologies, Inc.(a)	(2.3800)	12/15/25	2,894,231
1,700,000	Zillow Group, Inc.	2.7500	05/15/25	1,746,896
				17,933,362
	LEISURE / ENTERTAINMENT — 1.8%
1,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	963,200
2,800,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	2,692,340
				3,655,540

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.5% (Continued)
	LEISURE FACILITIES & SERVICES — 1.3%
3,000,000	Cheesecake Factory, Inc.	0.3750	06/15/26	$ 2,747,690

	LEISURE PRODUCTS — 5.2%
5,300,000	LCI Industries	1.1250	05/15/26	5,206,787
5,500,000	Winnebago Industries, Inc.(b)	3.2500	01/15/30	5,497,253
				10,704,040
	MACHINERY — 3.9%
3,500,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	3,729,250
4,800,000	John Bean Technologies Corporation	0.2500	05/15/26	4,434,127
				8,163,377
	OIL & GAS — 1.4%
2,700,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	2,945,970

	RETAIL - DISCRETIONARY — 0.9%
1,400,000	Patrick Industries, Inc.	1.7500	12/01/28	1,920,870

	SEMICONDUCTORS — 7.1%
5,000,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	4,828,000
4,700,000	ON Semiconductor Corporation	0.5000	03/01/29	4,849,064
5,000,000	Vishay Intertechnology, Inc.(b)	2.2500	09/15/30	4,988,399
				14,665,463
	SOFTWARE — 7.8%
4,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	4,074,710
5,200,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	5,206,240
5,300,000	Nice Ltd.(a)	4.8300	09/15/25	5,025,661
2,000,000	Shopify, Inc.	0.1250	11/01/25	1,877,584
				16,184,195
	TECHNOLOGY HARDWARE — 4.0%
4,000,000	IMAX Corporation	0.5000	04/01/26	3,990,672
4,500,000	Viavi Solutions, Inc.	1.6250	03/15/26	4,354,101
				8,344,773
	TECHNOLOGY SERVICES — 1.4%
3,000,000	Global Payments, Inc.(b)	1.5000	03/01/31	2,827,885

	TRANSPORTATION & LOGISTICS — 5.2%
5,600,000	Air Transport Services Group, Inc.(b)	3.8750	08/15/29	4,980,148

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.5% (Continued)
	TRANSPORTATION & LOGISTICS — 5.2% (Continued)
4,000,000	Southwest Airlines Company	1.2500	05/01/25	$ 3,956,846
1,562,000	World Kinect Corporation	3.2500	07/01/28	1,767,738
				10,704,732
	TRANSPORTATION EQUIPMENT — 1.2%
2,200,000	Greenbrier Companies, Inc.	2.8750	04/15/28	2,397,301

	TOTAL CONVERTIBLE BONDS (Cost $185,715,485)			193,503,686

	CORPORATE BONDS — 5.9%
	AEROSPACE & DEFENSE — 0.0%(c)
100,000	General Dynamics Corporation	2.3750	11/15/24	99,124

	BIOTECH & PHARMA — 2.4%
5,000,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	4,987,426

	DIVERSIFIED INDUSTRIALS — 0.1%
100,000	Honeywell International, Inc.	4.8500	11/01/24	99,830

	GAS & WATER UTILITIES — 0.0%(c)
100,000	Southern California Gas Company	3.1500	09/15/24	99,776

	HOME CONSTRUCTION — 0.1%
100,000	DR Horton, Inc.	2.5000	10/15/24	99,352

	HOUSEHOLD PRODUCTS — 0.0%(c)
100,000	Estee Lauder Companies, Inc.	2.0000	12/01/24	98,839

	OIL & GAS PRODUCERS — 0.1%
100,000	Eastern Energy Gas Holdings, LLC	2.5000	11/15/24	99,058
100,000	Exxon Mobil Corporation	2.9920	03/19/25	98,662
				197,720

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	RETAIL - CONSUMER STAPLES — 2.4%
5,000,000	Walmart, Inc.	3.9000	09/09/25	$ 4,957,233

	RETAIL - DISCRETIONARY — 0.2%
500,000	Home Depot, Inc.	2.7000	04/15/25	491,842

	SEMICONDUCTORS — 0.3%
100,000	Analog Devices, Inc.	2.9500	04/01/25	98,562
500,000	Texas Instruments, Inc.	4.7000	11/18/24	498,983
				597,545
	TELECOMMUNICATIONS — 0.1%
100,000	Verizon Communications, Inc.	3.5000	11/01/24	99,476

	TRANSPORTATION & LOGISTICS — 0.2%
400,000	United Parcel Service, Inc.	2.8000	11/15/24	396,874

	TOTAL CORPORATE BONDS (Cost $12,191,620)			12,225,037

Shares
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
111,544	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.20% (Cost $111,544)(d)			111,544

	TOTAL INVESTMENTS - 99.5% (Cost $198,018,649)			$ 205,840,267
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			974,990
	NET ASSETS - 100.0%			$ 206,815,257

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2024.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $44,527,036 or 21.5% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2024.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of July 31, 2024
Sector	% of Net Assets
Technology	24.7%
Health Care	19.3%
Industrials	18.4%
Consumer Discretionary	14.4%
Utilities	12.5%
Communications	4.6%
Consumer Staples	4.0%
Energy	1.5%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.5%
100.0%

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 108.6%
	AUTOMOTIVE — 3.8%
1,000,000	Ford Motor Company(a)	1.7700	03/15/26	$ 971,988

	BIOTECH & PHARMA — 18.4%
900,000	Amphastar Pharmaceuticals, Inc.(b)	2.0000	03/15/29	888,407
1,000,000	Halozyme Therapeutics, Inc.(e)	1.0000	08/15/28	1,148,444
750,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	709,512
1,000,000	Pacira BioSciences, Inc.(b)	2.1250	05/15/29	829,619
1,000,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	1,213,241
				4,789,223
	ELECTRIC UTILITIES — 13.7%
1,000,000	NextEra Energy Capital Holdings, Inc.(b)(e)	3.0000	03/01/27	1,206,366
500,000	Ormat Technologies, Inc.(e)	2.5000	07/15/27	515,383
1,000,000	PG&E Corporation(b)(e)	4.2500	12/01/27	1,033,737
800,000	PPL Capital Funding, Inc.	2.8750	03/15/28	795,168
				3,550,654
	ELECTRICAL EQUIPMENT — 14.5%
900,000	Advanced Energy Industries, Inc.(b)	2.5000	09/15/28	977,050
850,000	Bloom Energy Corporation(e)	3.0000	06/01/28	872,345
1,000,000	Itron, Inc.(b)	1.3750	07/15/30	1,018,374
875,000	OSI Systems, Inc.(b)	2.2500	08/01/29	875,241
				3,743,010
	ENGINEERING & CONSTRUCTION — 5.9%
800,000	Fluor Corporation(b)	1.1250	08/15/29	981,664
450,000	Tetra Tech, Inc.(b)	2.2500	08/15/28	545,443
				1,527,107
	INTERNET MEDIA & SERVICES — 4.3%
1,000,000	Uber Technologies, Inc.(b)(e)	0.8750	12/01/28	1,117,880

	MACHINERY — 3.3%
750,000	Middleby Corporation	1.0000	09/01/25	852,259

	MEDICAL EQUIPMENT & DEVICES — 10.9%
800,000	Exact Sciences Corporation(b)(e)	2.0000	03/01/30	739,086
1,000,000	Haemonetics Corporation(b)	2.5000	06/01/29	1,025,423

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 108.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 10.9% (Continued)
900,000	Merit Medical Systems, Inc.(b)	3.0000	02/01/29	$ 1,057,216
				2,821,725
	RENEWABLE ENERGY — 7.1%
900,000	Array Technologies, Inc.(e)	1.0000	12/01/28	742,130
1,000,000	SolarEdge Technologies, Inc.(b)	2.2500	07/01/29	1,087,183
				1,829,313
	SEMICONDUCTORS — 5.9%
1,000,000	MKS Instruments, Inc.(b)	1.2500	06/01/30	1,055,274
450,000	ON Semiconductor Corporation	0.5000	03/01/29	464,272
				1,519,546
	SOFTWARE — 12.7%
1,000,000	Akamai Technologies, Inc.	0.1250	05/01/25	1,106,125
1,000,000	BlackLine, Inc.(b)(e)	1.0000	06/01/29	966,054
1,000,000	Tyler Technologies, Inc.	0.2500	03/15/26	1,211,664
				3,283,843
	SPECIALTY FINANCE — 3.5%
900,000	SoFi Technologies, Inc.(b)(e)	1.2500	03/15/29	919,152

	TECHNOLOGY HARDWARE — 1.9%
500,000	Lumentum Holdings, Inc.(e)	1.5000	12/15/29	495,052

	TRANSPORTATION & LOGISTICS — 2.7%
800,000	Air Transport Services Group, Inc.(b)(e)	3.8750	08/15/29	711,450

	TOTAL CONVERTIBLE BONDS (Cost $27,118,307)			28,132,202

Shares
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
458,754	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.20%(c)			458,754
	TOTAL MONEY MARKET FUNDS (Cost $458,754)			458,754

	TOTAL SHORT-TERM INVESTMENTS (Cost $458,754)			458,754

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value

	TOTAL INVESTMENTS - 110.4% (Cost $27,577,061)	$ 28,590,956
	SECURITIES SOLD SHORT – (56.6%) (Proceeds – $13,900,735)	(14,663,294)
	OTHER ASSETS IN EXCESS OF LIABILITIES 46.2%	11,964,194
	NET ASSETS - 100.0%	$ 25,891,856

PLC	- Public Limited Company

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS (d)— (56.6)%
	AUTOMOTIVE - (1.2)%
(28,700)	Ford Motor Company	$ (310,534)

	BIOTECH & PHARMA - (8.8)%
(9,050)	Amphastar Pharmaceuticals, Inc.	(393,856)
(13,050)	Halozyme Therapeutics, Inc.	(721,143)
(17,900)	Ironwood Pharmaceuticals, Inc.	(122,257)
(14,300)	Pacira BioSciences, Inc.	(295,295)
(5,250)	Sarepta Therapeutics, Inc.	(746,760)
		(2,279,311)
	ELECTRIC UTILITIES - (6.6)%
(10,400)	NextEra Energy, Inc.	(794,456)
(2,950)	Ormat Technologies, Inc.	(229,038)
(21,000)	PG&E Corporation	(383,250)
(10,000)	PPL Corporation	(297,200)
		(1,703,944)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS(d) — (56.6)% (Continued)
	ELECTRICAL EQUIPMENT - (7.5)%
(4,300)	Advanced Energy Industries, Inc.	$ (500,391)
(33,900)	Bloom Energy Corporation, Class A	(459,006)
(5,500)	Itron, Inc.	(568,920)
(2,800)	OSI Systems, Inc.	(414,344)
		(1,942,661)
	ENGINEERING & CONSTRUCTION - (4.0)%
(14,000)	Fluor Corporation	(673,400)
(1,700)	Tetra Tech, Inc.	(362,508)
		(1,035,908)
	INTERNET MEDIA & SERVICES - (2.4)%
(9,600)	Uber Technologies, Inc.	(618,912)

	MACHINERY - (2.1)%
(4,050)	Middleby Corporation (The)	(549,099)

	MEDICAL EQUIPMENT & DEVICES - (5.8)%
(6,450)	Exact Sciences Corporation	(294,636)
(5,800)	Haemonetics Corporation	(522,290)
(7,900)	Merit Medical Systems, Inc.	(673,791)
		(1,490,717)
	RENEWABLE ENERGY - (3.4)%
(21,700)	Array Technologies, Inc.	(228,284)
(22,700)	SolarEdge Technologies, Inc.	(655,122)
		(883,406)
	SEMICONDUCTORS - (3.1)%
(4,750)	MKS Instruments, Inc.	(598,025)
(2,700)	ON Semiconductor Corporation	(211,275)
		(809,300)
	SOFTWARE - (7.9)%
(6,700)	Akamai Technologies, Inc.	(658,476)
(10,000)	Blackline, Inc.	(475,200)
(1,600)	Tyler Technologies, Inc.	(908,976)
		(2,042,652)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS(d) — (56.6)% (Continued)
	SPECIALTY FINANCE - (2.0)%
(67,600)	SoFi Technologies, Inc.	$ (509,704)

	TECHNOLOGY HARDWARE - (1.0)%
(5,200)	Lumentum Holdings, Inc.	(269,256)

	TRANSPORTATION & LOGISTICS - (0.8)%
(13,500)	Air Transport Services Group, Inc.	(217,890)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $13,900,735)	$ (14,663,294)

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2024.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $17,034,619 or 65.8% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2024.
(d)	Non-income producing security.
(e)	All or a portion of this security is segregated as collateral for the Loan Payable as of July 31, 2024; total fair value amount of collateral was $10,467,079.

PORTFOLIO ANALYSIS
As of July 31, 2024
Sector (net of securities sold short)	% of Net Assets
Health Care	14.9%
Industrials	12.0%
Technology	8.4%
Utilities	7.1%
Energy	3.6%
Consumer Discretionary	2.6%
Communications	1.9%
Financials	1.5%
Short-Term Investments	1.8%
Other Assets in Excess of Liabilities	46.2%
100.0%